Revenue- Breakdown (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Revenue breakdown
Revenue	$ 15,686	¥ 101,143	¥ 76,204	¥ 52,504
Online marketing services
Revenue breakdown
Revenue		57,148	40,135	30,928
Commission
Revenue breakdown
Revenue		27,793	22,705	12,778
Others
Revenue breakdown
Revenue		8,575	6,933	3,663
Cloud computing
Revenue breakdown
Revenue		3,019	1,271	773
Others
Revenue breakdown
Revenue		6,174	5,510	1,748
PRC
Revenue breakdown
Revenue		84,321	62,937	45,132
PRC | Retail
Revenue breakdown
Revenue		80,033	59,732	42,832
PRC | Retail | Online marketing services
Revenue breakdown
Revenue		52,396	37,509	29,729
PRC | Retail | Commission
Revenue breakdown
Revenue		25,829	21,201	12,023
PRC | Retail | Others
Revenue breakdown
Revenue		1,808	1,022	1,080
PRC | Wholesale
Revenue breakdown
Revenue		4,288	3,205	2,300
International commerce
Revenue breakdown
Revenue		7,629	6,486	4,851
International commerce | Retail
Revenue breakdown
Revenue		2,204	1,768	938
International commerce | Wholesale
Revenue breakdown
Revenue		¥ 5,425	¥ 4,718	¥ 3,913